4. LEASEHOLD IMPROVEMENT LOAN (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Principal maturities under leasehold improvement loan
2013	$11,569
2014	12,654
2015	13,841
2016	15,139
2017	16,559
Thereafter	19,697
Total	$89,459